Note 17 - Net Loss per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	9,028,800	4,844,333